Retirement Plans (Details) $ in Millions	12 Months Ended
	Jan. 03, 2021 USD ($) hour	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)
Maximum
Defined Contribution Plan Disclosure [Line Items]
Vesting period for employer match		5 years
Minimum
Defined Contribution Plan Disclosure [Line Items]
Vesting period for employer match		1 year
Required hours of service | hour	1,000
401K | Retirement Plan
Defined Contribution Plan Disclosure [Line Items]
Maximum employer contribution, percentage of eligible employee compensation		3.00%	3.00%
Maximum annual contribution per employee, percent	50.00%
Retirement Plan employer matching expense	$ 0.2	$ 0.3	$ 0.3
Interest rate that can be earned by deferred amounts	8.00%
Deferred compensation, current and non-current	$ 0.5	$ 0.4
401K | Retirement Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match		50.00%	50.00%
Employer matching contribution, percentage of employee compensation		6.00%	6.00%
401K | Retirement Plan | First Tranche [Member] | Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percentage of employee compensation	3.00%
401K | Retirement Plan | Second Tranche [Member] | Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percentage of employee compensation	2.00%